Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting Information, Additional Information [Abstract]
Segment Information
Segment Information
Considering the acquisitions made during 2016, we determined that we still operate as one business segment in accordance with FASB ASC Topic 280, Segment Reporting. As a result of our continued restructuring and streamlining of the growing organization, our chief operating decision maker (CODM) continues to make decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate as one business segment. Summarized product category and geographic information is shown in the tables below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales.

(in thousands)	2016	2015	2014
Net Sales
Consumables and related revenues	$1,166,131	$1,114,580	$1,172,728
Instrumentation	171,860	166,406	172,049
Total	$1,337,991	$1,280,986	$1,344,777

Geographical Information
Net sales are attributed to countries based on the location of the customer. QIAGEN operates manufacturing facilities in Germany, China, the United Kingdom, and the United States that supply products to customers as well as QIAGEN subsidiaries in other countries. The sales from these manufacturing operations to other countries are included in the Net Sales of the countries in which the manufacturing locations are based. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is the Netherlands, which reported net sales of $12.4 million, $11.3 million and $13.7 million for the years ended 2016, 2015 and 2014, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2016	2015	2014
Net Sales
Americas:
United States	$555,676	$525,532	$543,877
Other Americas	71,797	79,578	75,974
Total Americas	627,473	605,110	619,851
Europe, Middle East and Africa	428,055	409,955	451,092
Asia Pacific and Rest of World	282,463	265,921	273,834
Total	$1,337,991	$1,280,986	$1,344,777

Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.4 million and $0.3 million as of December 31, 2016 and 2015, respectively.

(in thousands)	2016	2015
Long-lived assets
Americas:
United States	$145,813	$148,748
Other Americas	4,544	2,691
Total Americas	150,357	151,439
Germany	237,190	243,120
Other Europe	37,057	35,573
Asia Pacific and Rest of World	12,051	12,812
Total	$436,655	$442,944